ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, net	$ 1,278	$ 1,143
Continuing operations
Accounts, Notes, Loans and Financing Receivable
Patient accounts receivable	1,605	1,433
Allowance for doubtful accounts	(382)	(329)
Estimated future recoveries from accounts assigned to our collection agency subsidiary	62	32
Net cost report settlements receivable (payable) and valuation allowances	(39)	(26)
Accounts receivable, net	1,246	1,110
Discontinued operations
Accounts, Notes, Loans and Financing Receivable
Patient accounts receivable	46	55
Allowance for doubtful accounts	(15)	(23)
Estimated future recoveries from accounts assigned to our collection agency subsidiary	2	2
Net cost report settlements receivable (payable) and valuation allowances	(1)	(1)
Accounts receivable, net	$ 32	$ 33